Commitments and Contingencies (Details) - Schedule of lease costs - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Lease Costs [Abstract]
Amortization of right-of-use assets	$ 36,462
Interest on lease liabilities	67,825
Total finance lease cost	104,287
Operating lease cost	60,179	$ 58,030
Variable lease cost	35,146	38,947
Total lease cost	$ 199,613	$ 96,977